Borrowings - Schedule of Debt Discount (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Related Parties [Abstract]
10% OID		$ 340,832
Fair value of Ordinary share Warrants		117,193
Fair value of Penny Warrants		218,107
Equity component		140,495
Total debt discount		816,627
Less: amortization		(396,217)
Debt discount at year end		$ 420,410